UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2009

                          Check here if Amendment [X]
                        This Amendment No. 1 (check only one)
                             [ ] is a restatement
                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Wynnefield Capital Management LLC
Address:              450 Seventh Avenue, Suite 509, New York, New York  10123
Form 13F File Number: 28-7006

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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 1, 2010.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen J. Nelson
Title: Attorney-In-Fact for Joshua H. Landes, Managing Member
       of Wynnefield Capital Management LLC
Phone: (914) 220-1910 for Stephen J. Nelson or (212) 760-0814 for Joshua H. Landes


Signature, Place, and Date of Signing:

Wynnefield Capital Management LLC
  By: Mr. Joshua H. Landes, Member
      By: /s/ Stephen J. Nelson
	  Stephen J. Nelson
	  White Plains, New York
	  February 9, 2010


Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: 192,277,000

List of Other Included Managers:

No.	Name					Form 13F File Number


-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   1169      3652153    SH          OTHER                            3652153
ALLIED DEFENSE GRP INC.  COM       019118108   2584      587205     SH          OTHER                            587205
BREEZE EASTERN CORP.     COM       106764103   12998     2063123    SH          OTHER                            2063123
CAGLES INC.              CL A      127703106   1111      246800     SH          OTHER                            246800
CORE MARK HLDNGS CO INC. COM       218681104   24668     946580     SH          OTHER                            946580
CORNELL COMPANIES INC.   COM       219141108   40819     2518109    SH          OTHER                            2518109
CROWN CRAFTS INC.        COM       228309100   4378      1509775    SH          OTHER                            1509775
EASYLINK SERVICES        CL A      277858106   3815      2493726    SH          OTHER                            2493726
INT'L CORP.
FIRST AVIATION SERV.     COM       31865W108   949       2314466    SH          OTHER                            2314466
GENTEK INC.            COM NEW     37245X203   6142      275055     SH          OTHER                            275055
LANDEC CORP.             COM       514766104   9885      1455797    SH          OTHER                            1455797
MOTORCAR PARTS AMERICA   COM       620071100   1833      470077     SH          OTHER                            470077
INC.
MVC CAPITAL INC.         COM       553829102   21243     2511000    SH          OTHER                            2511000
NEVADA GOLD &            COM       64126Q206   2308      1709792    SH          OTHER                            1709792
CASINOS INC
NOBEL LEARNING           COM       654889104   11622     1013239    SH          OTHER                            1013239
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   1908      470000     SH          OTHER                            470000
PET DRX CORP.            COM       715813101   1493      2666345    SH          OTHER                            2666345
PHYS. FORM. HOLD. INC.   COM       719427106   846       450000     SH          OTHER                            450000
PRINCETON REVIEW INC.	 COM       742352107   8143      1505107    SH          OTHER                            1505107
PROSHARES ULTRA GOLD     ULTRA     74347W601   8320      250000     SH          OTHER                            250000
                         GOLD
PROSPECT MEDICAL         CL A      743494106   4083      1088750    SH          OTHER                            1088750
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   1282      382714     SH          OTHER                            382714
RUSS BERRIE & CO.        COM       782233100   2291      585900     SH          OTHER                            585900
SUMMER INFANT, INC.      COM       865646103   5949      2489269    SH          OTHER                            2489269
TEAMSTAFF INC.           COM       87815U303   2057      1189019    SH          OTHER                            1189019
                         PAR
                        .001
TECHTEAM GLOBAL INC.     COM       878311109   2149      328549     SH          OTHER                            328549
WESTMORELAND COAL CO.    COM       960878106   921       113758     SH          OTHER                            113758
WHITE ELECTRONIC         COM       963801105   6635      1426901    SH          OTHER                            1426901
DESIGNS CORP.
WHX CORP.	         COM       929248607   676       259820     SH          OTHER                            259820







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                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes